Condensed Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Total
Balance at Dec. 27, 2009	$ 771	$ 648,583	$ (435,794)	$ (27,266)	$ 6,514	$ 192,808
Balance, shares at Dec. 27, 2009	77,141
Comprehensive loss:
Net income (loss)			(12,629)		1,853	(10,776)
Other comprehensive income (loss), net of tax:
Net unrealized holding gains (losses) on available-for-sale securities, net of tax				105		105
Recognition in earnings of a previously unrecognized gain on a derivative instrument designated as a cash flow hedge, net of tax				(2,565)		(2,565)
Gains (losses) associated with pension and other postretirement benefit obligations, net of tax				5,843		5,843
Total other comprehensive income (loss), net of tax						3,383
Total comprehensive loss						(7,393)
Common stock issued, value	1,372	798,628				800,000
Common stock issued, shares	137,141
Other activity			2		(260)	(258)
Balance at Jun. 27, 2010	2,143	1,447,211	(448,421)	(23,883)	8,107	985,157
Balance, shares at Jun. 27, 2010	214,282
Balance at Dec. 26, 2010	2,143	1,442,810	(348,653)	(23,637)	5,933	1,078,596
Balance, shares at Dec. 26, 2010	214,282
Comprehensive loss:
Net income (loss)			(248,901)		1,074	(247,827)
Other comprehensive income (loss), net of tax:
Net unrealized holding gains (losses) on available-for-sale securities, net of tax				(720)		(720)
Gains (losses) associated with pension and other postretirement benefit obligations, net of tax				(11)		(11)
Total other comprehensive income (loss), net of tax						(731)
Total comprehensive loss						(248,558)
Share-based compensation		269				269
Other activity		107	1,480		(4,197)	(2,610)
Balance at Jun. 26, 2011	$ 2,143	$ 1,443,186	$ (596,074)	$ (24,368)	$ 2,810	$ 827,697
Balance, shares at Jun. 26, 2011	214,282